Other Current and Long-term Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Other Current and Long-term Liabilities
Schedule of other current and long-term liabilities

Other current and long-term liabilities consisted of the following (in thousands of US$):

	As of	As of
Other Current Liabilities	June 30, 2026	December 31, 2025
Straight-lining of revenue	$15,673	$15,494
EUAs & Fuel EUs	17,741	20,496
Total other current liabilities	$33,414	$35,990

	As of	As of
Other Long-term Liabilities	June 30, 2026	December 31, 2025
Straight-lining of revenue	$23,099	$20,496
EUAs & Fuel EUs	12,410	—
Other non-current liabilities	21,739	21,487
Total other long-term liabilities	$57,248	$41,983